SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Changes in fair value of warrants	$ 8,599	$ 18,965	$ (11,054)
Issuance costs	(702)	(669)	0
Other	180	139	235
Non-operating income, net	$ 8,077	$ 18,435	$ (10,819)